INCOME TAXES - Components of Income Tax and Reconciliation and Deferred Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income before income taxes:
Domestic									$ 1,052.7	$ 883.8	$ 804.5
Foreign									162.3	178.7	(25.5)
Income from continuing operations before income taxes	$ 363.8	$ 343.0	$ 263.1	$ 245.1	$ 260.6	$ 326.6	$ 222.5	$ 252.8	1,215.0	1,062.5	779.0
Current
Federal									152.2	295.0	212.3
State									58.0	17.5	29.2
Foreign									52.8	56.7	37.0
Total current									263.0	369.2	278.5
Deferred
Federal									48.0	(65.3)	47.3
State									14.7	6.2	8.4
Foreign									(56.2)	(16.8)	(35.4)
Total deferred									16.3	(113.8)	(30.8)
Total provision for income taxes	110.7	54.3	39.3	65.2	25.4	97.8	77.3	92.8	$ 269.5	$ 293.3	298.8
Federal statutory rate (as a percent)									21.00%	35.00%
Reconciliation of recorded federal provision for income taxes to the expected amount computed by applying the federal statutory rate
Expected expense at statutory rate									$ 255.1	$ 371.9	272.6
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal benefit									57.4	14.5	24.4
Foreign rate differential									11.6	(26.0)	(1.8)
Foreign restructuring									(48.0)
Impact of 2017 Tax Reform									(29.7)	(64.9)
Non-deductible expenses (non-taxable income)									3.7	(4.6)	1.0
Global intangible low-taxed income									15.5
Other									3.9	2.4	2.6
Total provision for income taxes	110.7	$ 54.3	$ 39.3	$ 65.2	25.4	$ 97.8	$ 77.3	$ 92.8	269.5	293.3	298.8
Deferred tax assets
Deferred revenue	10.6				18.5				10.6	18.5
Allowance for doubtful accounts	267.0				282.4				267.0	282.4
Net operating loss carryforwards and other carryforwards	57.8				95.7				57.8	95.7
Stock-based compensation and other employee benefits	24.4				23.2				24.4	23.2
Accrued expenses and other	66.2				84.4				66.2	84.4
Total deferred tax assets	426.0				504.2				426.0	504.2
Valuation allowance	(36.3)				(76.4)				(36.3)	(76.4)
Deferred tax assets, net of valuation allowance	389.7				427.8				389.7	427.8
Deferred tax liabilities
Deferred income	409.8				364.3				409.8	364.3
Depreciation	79.0				37.7				79.0	37.7
Intangible assets	113.4				210.1				113.4	210.1
Total deferred tax liabilities	602.2				612.1				602.2	612.1
Total - Net deferred tax liability	(212.5)				(184.3)				(212.5)	(184.3)
Amounts recognized in the consolidated balance sheets:
Non-current assets	44.0				26.8				44.0	26.8
Non-current deferred tax liabilities	(256.5)				(211.1)				(256.5)	(211.1)
Total - Net deferred tax liability	(212.5)				(184.3)				(212.5)	(184.3)
Recently Adopted Accounting Standards
Deferred tax asset, net	44.0				26.8				44.0	26.8
Non-current deferred tax liabilities	$ 256.5				$ 211.1				256.5	211.1
Continuing Operations
Deferred
Total deferred									$ 6.5	$ (75.9)	$ 20.3